Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Audiovisual rights	€ 823	€ 1,131
Mobile terminals and other equipments	701	584
Other inventories	57	71
Inventories impairment provision	(35)	(37)
Inventories	€ 1,546	€ 1,749